ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)								3 Months Ended		12 Months Ended
	Dec. 18, 2024	Oct. 11, 2024	May 02, 2024	Dec. 22, 2023	Dec. 21, 2023	Dec. 29, 2022	Dec. 22, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 19, 2025	Apr. 14, 2025	Apr. 13, 2025	Mar. 25, 2025	Jan. 06, 2025	Apr. 15, 2024
Subsidiary, Sale of Stock [Line Items]
Investment of cash in trust account							$ 61,200,000
Cash deposited in trust account per unit							$ 10.20
Redemption ordinary per share	$ 11.41			$ 10.71
Percentage of public shares that would not be redeemed if business combination is not completed within combination period								100.00%		100.00%
Expenses payable on dissolution								$ 100,000		$ 100,000
Shares with redemption	3,151,473			2,174,171				3,854,856		3,854,856
Cash remained in trust account	$ 17,962,587			$ 23,282,936				$ (187,179)	$ (586,164)	$ (2,581,773)	$ (3,618,539)
tangible assets net	5,000,001
Cash held in trust escrow account not yet deposited	55,000									55,000
Values with redemption	$ 35,956,676									35,956,676	23,282,936
Escrow deposit										55,000
Notes and Loans Payable, Current										0	0
Cash								4,216		4,215	28,560
Working capital deficit								2,089,118		1,745,636
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed								994,936		623,449	165,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Escrow deposit												$ 935,000	$ 880,000
Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed			$ 440,000		$ 165,000
Notes Payable																	$ 715,000
Principal amount															$ 935,000
Promissory Note [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount															935,000	$ 200,000
Extension Note Two [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed			$ 440,000
Conversion price			$ 10.00
Extension Note Two [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed								660,000		440,000	0
Extension Note Two [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount															$ 935,000
Promissory Note 2 [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed			$ 126,000
Conversion price			$ 10.00
Promissory Note 2 [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed										126,000	$ 0
Promissory Note 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed		$ 100,000
Principal amount																200,000
Notes and Loans Payable, Current								208,936		57,449
Promissory Note 3 [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount														$ 350,000		$ 200,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares							6,000,000
Proceeds from sale of units							$ 60,000,000	$ 2,415,000		$ 2,415,000
Sale of stock, price per share							$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of private units sold, shares							390,000
Sale of stock, price per share							$ 10.00
Proceeds from issuance of private units							$ 3,900,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares						900,000
Number of private units sold, shares						40,500
Units issued aggregate amount						$ 9,000,000
Redemption ordinary per share						$ 10.00
Proceeds from issuance of private units						$ 405,000